Condensed Consolidated Statements of Cash Flows (Q2) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of operating right-of-use assets	$ 4,309	[1]	$ 5,143	[1]	$ 10,364	[2]	$ 0	[2]	$ 0	[2]
Changes in operating assets and liabilities:
Inventories	(5,410)	[3]	3,829	[3]	(1,947)	[4]	(10,260)	[4]	(6,272)	[4]
Accounts payable	15,673	[5]	5,532	[5]	14,077	[6]	21,679	[6]	34,000	[6]
Operating lease liabilities	(3,784)	[7]	(3,842)	[7]	(10,485)	[8]	0	[8]	0	[8]
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of operating right-of-use assets	1,062		1,019		2,059
Changes in operating assets and liabilities:
Inventories	(5,140)		3,637		(1,850)		(11,848)		(6,322)
Accounts payable	15,718		6,719		13,314		$ 23,309		$ 37,744
Operating lease liabilities	$ (1,303)		$ (1,284)		$ (1,995)

[1]	Includes related party amortization of operating right-of-use assets of $1,062 and $1,019 for the six months ended June 30, 2023 and 2022, respectively.
[2]	Includes related party amortization of operating right-of-use assets of $2,059 for the year ended December 31, 2022
[3]	Includes changes in related party balances of ($5,140) and $3,637 for the six months ended June 30, 2023 and 2022, respectively
[4]	Includes changes in related party balances of ($1,850), ($11,848) , and ($6,322) for the years ended December 31, 2022, 2021, and 2020, respectively
[5]	Includes changes in related party balances of $15,718 and $6,719 for the six months ended June 30, 2023 and 2022, respectively.
[6]	Includes changes in related party balances of $13,314, $23,309, and $37,744 for the years ended December 31, 2022, 2021 and 2020, respectively
[7]	Includes changes in related party balances of ($1,303) and ($1,284) for the six months ended June 30, 2023 and 2022, respectively.
[8]	Includes changes in related party balance of ($1,995) for the year ended December 31, 2022